LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating lease, term of agreements			The Company has various operating and finance lease agreements with terms up to 10 years		The Company has various operating and finance lease agreements with terms up to ten years, for various types of property and equipment (such as office space and vehicles) etc. Some leases include options to purchase, terminate or extend for one or more years. These options are included in the lease term when it is reasonably certain that the option will be exercised. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.
Operating lease expense					$ 364,968	$ 210,463
Operating lease cash flows used in finance lease	$ 9,765	$ 27,118	$ 41,094	$ 118,847	$ 28,420	99,906
Operating lease, weighted average discount rate			6.74%		6.74%
Operating lease Weighted-average remaining lease term			4 years 29 days		5 years 7 months 28 days
Finance lease, weighted average remaining lease term			1 year 2 months 9 days		1 year 1 month 28 days
Finance lease, interest expense			$ 1,765	20,629	$ 2,903	16,467
Finance lease, weighted average discount rate			6.74%		6.74%
Finance lease, amortization expense	7,589	22,507	$ 35,452	102,549	$ 23,685	85,696
Amortization of right-of-use assets			22,507	102,549	$ 23,686	$ 85,696
General and administrative expenses [Member]
Amortization of right-of-use assets	76,229	235,659	50,690	158,407
Interest expense [Member]
Finance lease, interest expense	$ 457	$ 1,765	$ 6,920	$ 20,629